UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05133

High Income Securities Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-888-898-4107

Date of fiscal year end: August 31, 2021

Date of reporting period: July 1, 2020– June 30, 2021

Item 1. Proxy Voting Record.

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Vertical Cap income FD	8/28/2020	92535C104	VCIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. To re-elect Mark J. Schlafly as a Trustee of the Fund.	Issuer
Mirror vote	For	2. To elect Jack L. Macdowell, Jr. as a Trustee of the Fund.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Pioneer Diversified High Income	9/16/2020	723653101	HNW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. CLASS I DIRECTOR	Issuer
01 Diana Durdin
02 Benjamin M Friedman
03 Kenneth J Taubes

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
First Trust Senior Fl Rate Inc II	9/14/2020	33733U108	FCT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. DIRECTOR	Issuer
01 Richaerd E Erickson
02 Thomas R. Kadlec

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021
GOLD PROXY
Company Name	Meeting Date	CUSIP	Ticker
Pioneer Floating Rate Trust	9/16/2020	72369J102	PHD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Directors	Sharholder
01 Charles I Clarvit
02 Stephen G Flanagan
03 Frederic Gabriel
For	For
2. Termination of the Advisory Agreement between the Fund and Pioneer Investment Management, Inc., dated December 22, 2004, and all other advisory and management agreements between the Fund and Pioneer Investment Management, Inc.
Sharholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Western Asset Gbl high Inc Fd	10/23/2020	95766B109	EHI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO VOTE Sold	For	1.1 Election of Class I Director to serve until the 2023 Annual Meeting of Stockholders: Carol L. Colman	Issuer
1.2 Election of Class I Director to serve until the 2023 Annual Meeting of Stockholders: Daniel P. Cronin
1.3 Election of Class I Director to serve until the 2023 Annual Meeting of Stockholders: Daniel P. Cronin

NO VOTE Sold	For	2. To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending May 31, 2021.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Software Acquisition Group	10/12/2020	83406B101	SAQN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal: To consider and vote upon a proposal to approve the Agreement and Plan of Merger, dated as of August 10, 2020, by and among Software Acquisition Group Inc. (the "Company"), CS Merger Sub, Inc., CuriosityStream Inc. ("CuriosityStream") and Hendricks Factual Media LLC and the transactions contemplated thereby (collectively, the "Business Combination"), including the merger of CuriosityStream into CS Merger Sub, Inc. (the "Business Combination Proposal")
Issuer
For	For
2. Authorized Shares: To authorize the change in the authorized capital stock of the Company from (a) 110,000,000 shares of common stock, consisting of 100,000,000 shares of Class A Common Stock and 10,000,000 shares of Class B Common Stock and 1,000,000 shares of preferred stock to (b) 125,000,000 shares common stock and 1,000,000 shares of preferred stock.
Issuer
For	For
3. Elimination of Class B Common Stock: To authorize the removal of all provisions relating to the Class B Common Stock, including without limitation conversion, anti-dilution and special voting rights of the Class B Common Stock.
Issuer
For	For
4. Elimination of Class B Common Stock: To authorize the removal of all provisions relating to the Class B Common Stock, including without limitation conversion, anti-dilution and special voting rights of the Class B Common Stock.
Issuer
For	For
5. Elimination of Class B Common Stock: To authorize the removal of all provisions relating to the Class B Common Stock, including without limitation conversion, anti-dilution and special voting rights of the Class B Common Stock.
Issuer
For	For
6. Amendments to Waiver of Corporate Opportunities Prospective Only: To provide that any alteration, amendment, addition to or repeal of the provisions of the Proposed Charter that relates to the waiver of corporate opportunities will not eliminate or reduce such provisions in respect of any business opportunity first identified or any other matter occurring, or any cause of action, suit or claim that, but for such provisions, would accrue or arise, prior to such alteration, amendment, addition repeal or adoption.
Issuer
For	For
7. Required Vote to Amend Certain Provisions Relating to the Directors: To require the affirmative vote of 66.7% of the outstanding shares of stock entitled to vote in the election of directors, voting as a single class, to effect any amendment to the charter relating to the powers, number, election, term, vacancies or removal of directors of New CuriosityStream.
Issuer
For	For
8. Removal of Exemptions to Deemed Service of Process in Exclusive Forum Provision: To remove specific exemptions to the deemed acceptance of service of process on counsel bringing claims outside Delaware for stockholder suits as to which the (a) Delaware Chancery Court (the "Court") determines there is an indispensable party not subject to the Court's jurisdiction, (b) is vested in the exclusive jurisdiction of a court or forum other than the Court or (c) for which the Court does not have subject matter jurisdiction.
Issuer
For	For
9. Exclusive Forum for Internal Corporate Claims: To provide that the Delaware Chancery Court will be the exclusive jurisdiction for any stockholder to bring any action asserting an "internal corporate claim" as defined in Section 115 of the Delaware General Corporation Law.
Issuer
For	For
10. Exclusive Forum for Claims Under the Securities Act and for Offers and Sales of Securities: To provide that the Federal District Courts of the United States of America will be the exclusive forum for resolution of any complaint asserting a cause of action under the Securities Act of 1933, as amended, or with respect to the offer or sale of securities of the Company.
Issuer
For	For
11. Replacement of the Existing Charter: To authorize all other changes in connection with the amendment and restatement of the Existing Charter (a copy of which is attached to the proxy statement as Annex B).
Issuer
For	For
12. The Stock Issuance Proposal: To consider and vote upon a proposal to approve, for the purpose of complying with NASDAQ Listing Rule 5635(a), the issuance of Class A Common Stock pursuant to the merger agreement and 2,500,000 shares of Class A Common Stock to certain investors in a private placement.
Issuer
For	For
13. The Stock Issuance Proposal: To consider and vote upon a proposal to approve, for the purpose of complying with NASDAQ Listing Rule 5635(a), the issuance of Class A Common Stock pursuant to the merger agreement and 2,500,000 shares of Class A Common Stock to certain investors in a private placement.
Issuer
For	For
14. The Adjournment Proposal: To allow, if necessary, Software Acquisition Group's board of directors to adjourn the Special Meeting to a later date(s) to permit further solicitation of proxies if there are not sufficient votes to approve the Proposals, or holders of Software Acquisition Group's public shares have elected to redeem an amount of public shares such that Software Acquisition Group would have less than $5,000,001 of net tangible assets.
Issuer
For	None
15. Shareholder Certification: I hereby certify that I am not acting in concert or as a "group" as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended, with any other shareholder with respect to the shares represented hereby in connection with the Business Combination. (FOR= I AM NOT) (AGAINST = I AM)
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Rivernorth Specialty Finance	10/15/2020	76882B108	RSF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1b. DIRECTOR	Issuer
Patrick W. Galley
Jerry R. Raio

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Garrison Capital Inc.	10/19/2020	366554103	GARS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To adopt the Agreement and Plan of Merger, dated as of June 24, 2020, by and among Portman Ridge Finance Corporation ("PTMN"), Citadel Acquisition Sub Inc. ("Merger Sub"), the Company and Sierra Crest Investment Management LLC and approve the transactions contemplated thereby, including the merger of Merger Sub with and into the Company and immediately thereafter the merger of the Company with and into PTMN (collectively, the "Merger Proposal").
Issuer
For	For
2. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies in the event that there are insufficient votes at the time of the Special Meeting to approve the Merger Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Western Asset Corp Loan Fd	11/13/2020	95790J102	TLI
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To approve the liquidation and dissolution of the Fund pursuant to the Plan of Liquidation and Dissolution adopted by the Board of Directors of the Fund.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
B Riley Principal Merger Corp II	11/12/2020	05600U106	BMRG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. The Business Combination Proposal — approve and adopt the Agreement and Plan of Merger, dated as of September 7, 2020 (as the same may be amended from	Issuer
time to time, the “Merger Agreement”), by and among B. Riley Principal Merger Corp. II (the “Company”), BMRG Merger Sub, LLC, a wholly-owned subsidiary of the Company (“Merger Sub I”), BMRG Merger Sub II, LLC, a wholly-owned subsidiary of the Company (“Merger Sub II”), Eos Energy Storage LLC (“Eos”), New
Eos Energy LLC, a wholly-owned subsidiary of Eos (“Newco”) and AltEnergy Storage VI, LLC (“AltEnergy”), in its capacity as securityholder representative, pursuant to which Merger Sub I will merge with and into Newco (the “First Merger”), whereupon the separate existence of Merger Sub I will cease, and
Newco will continue as the surviving company (such company, in its capacity as the surviving company of the First Merger, the “First Surviving Company”)
and become a wholly owned subsidiary of BMRG; and (2) immediately following the First Merger and as part of the same overall transaction as the First
Merger, the First Surviving Company will merge with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Mergers”), whereupon the separate existence of the First Surviving Company will cease, and Merger Sub II will continue as the surviving company (Merger Sub II, in its capacity as the surviving company of the Second Merger, is sometimes referred to as the “Ultimate Surviving Company”) and a wholly owned subsidiary of BMRG, on the terms and subject to the conditions set forth in the Merger Agreement, and approve the other transactions contemplated by the Merger
Agreement (the “business combination”) (we refer to this proposal as the “business combination proposal”);
For	For	2. The Stock Issuance Proposal — approve, assuming the business combination proposal and the charter amendment proposal are approved and adopted, for the	Issuer
purposes of complying with the applicable provisions of Section 312.03 of the Listed Company Manual of the New York Stock Exchange (the “NYSE”), (i)
the issuance of shares of common stock to the Sellers pursuant to the terms of the Merger Agreement, and (ii) the issuance of shares of common stock to
B. Riley Financial, Inc. (“B. Riley Financial”) and/or other investors pursuant to the terms of the Equity Commitment Letter or other equity financing agreements that may be entered into prior to Closing;
For	For
3. The Charter Amendment Proposal - approve and adopt, assuming the business combination proposal is approved and adopted, the third amended and restated certificate of incorporation of the Company (the "Proposed Charter"), a copy of which is attached to the accompanying proxy statement as Annex C, which, if approved, would take effect upon the closing of the business combination (the "Closing") (we refer to this proposal as the "charter amendment proposal").
Issuer
For	For	4. Advisory Charter Proposal A — to, upon completion of the business combination and the conversion of the Company’s Class B common stock, par value	Issuer
$0.0001 per share (“Class B common stock”), into the Company’s Class A common stock, par value $0.0001 per share (“Class A common stock”), increase the authorized capital stock of the Company from 126,000,000 shares, consisting of 100,000,000 shares of Class A common stock, 25,000,000 shares of Class B common stock and 1,000,000 shares of preferred stock to 201,000,000 shares, which would consist of 200,000,000 shares of common stock, par value $0.0001 per share (“common stock”), and 1,000,000 shares of preferred stock, $0.0001 par value per share, by, on the effective date of the filing of the Proposed
Charter: (i) reclassifying all Class A common stock as common stock; (ii) reclassifying all Class B common stock as common stock and (iii) creating an additional 75,000,000 shares of common stock (we refer to this proposal as “advisory charter proposal A”);
For	For	5. Advisory Charter Proposal B — to change the stockholder vote required for approval of any amendment to Article IV (Capitalization), Article V (Board	Issuer
of Directors), Article VI (Bylaws), Article VIII (Limited Liability; Indemnification), Article IX (Corporate Opportunity) and Article X (Amendments) of
the Proposed Charter or to amend the Company’s bylaws, from the affirmative vote of the holders of at least a majority of the voting power of all then outstanding shares of stock of the Company entitled to vote generally in the election of directors, voting together as a single class, to the affirmative vote of the holders of at least 662/3% of the total voting power of all the then outstanding shares of stock of the Company entitled to vote generally in the election of directors;
For	For
6. Advisory Charter Proposal C - to provide that Section 203 of the Delaware General Corporation Law, which governs business combinations between the Company and certain interested stockholders, does not apply to the Company (we refer to this proposal as "advisory charter proposal C").
Issuer
For	For
7. Advisory Charter Proposal D - to provide that certain amendments to and actions under the Proposed Charter are subject to the director nomination agreement to be entered into between the Company and the other parties thereto (as defined in the accompanying proxy statement) (the "Director Nomination Agreement") (we refer to this proposal as "advisory charter proposal D").
Issuer
For	For
8. Advisory Charter Proposal E - to change the classification of the Company's board of directors from two classes to three classes of directors, with each class elected for staggered terms (we refer to this proposal as "advisory charter proposal E").
Issuer
For	For
9. Advisory Charter Proposal F - to provide for a waiver of the doctrine of corporate opportunities for (i) any director of the Company who is not an employee of the Company or any of its subsidiaries or (ii) any person with the right to designate any such director pursuant to the Director Nomination Agreement (or any of such person's affiliates or its or their respective successors, principals, directors, officers, members, managers or employees) (we refer to this proposal as "advisory charter proposal F").
Issuer
For	For	10. Advisory Charter Proposal G — to provide for certain additional changes, including, among other things, (i) changing the post-business combination	Issuer
company’s corporate name from “B. Riley Principal Merger Corp. II” to “Eos Energy Enterprises, Inc.” and making the Company’s corporate existence perpetual and (ii) removing certain provisions related to our status as a blank check company that will no longer apply upon the Closing, all of which our board of directors believes are necessary to adequately address the needs of the postbusiness combination Company.
For	For
11. The Incentive Plan Proposal - approve and adopt, assuming the condition precedent proposals are approved and adopted, the B. Riley Principal Merger Corp. II 2020 Incentive Plan, a copy of which is attached to the accompanying proxy statement as Annex E.
Issuer
For	For
12. The Adjournment Proposal - approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of any of the condition precedent proposals or the incentive plan proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Haymaker Acq II	12/8/2020	42087L101	HYAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To approve and adopt the Business Combination Agreement, dated as of September 8, 2020 (as it may be amended from time to time, the "Business Combination Agreement"), by and among Haymaker Acquisition Corp. II, a Delaware corporation ("Haymaker"), ARKO Corp., a Delaware corporation (together with, unless the context otherwise requires, its consolidated subsidiaries for periods following the Business Combination "New Parent"), Punch US Sub, Inc., a Delaware corporation ("Merger Sub I"), Punch Sub Ltd., a company organized under the laws of the State of Israel ("Merger Sub II"), and ARKO Holdings Ltd., a company organized under the laws of the State of Israel ("Arko"), and the transactions contemplated thereby (including the First Merger), pursuant to which Merger Sub I will merge with and into Haymaker, with Haymaker surviving the merger as a whollyowned subsidiary of New Parent (the "First Merger"), and then Merger Sub II will merge with and into Arko, with Arko surviving the merger as a wholly-owned subsidiary of New Parent (the "Second Merger," and collectively with the other transactions described in the Business Combination Agreement and the GPM Equity Purchase Agreement, the "Business Combination").
Issuer
For	For
2. The Lock-Up Agreement Proposal - to approve and ratify the entry into the Registration Rights and Lock-Up Agreement with the Sponsor, the directors and officers of Haymaker, and the other parties thereto (the "Registration Rights and Lock-Up Agreement").
Issuer
For	For	3. The Incentive Plan Proposal - to approve and adopt the ARKO Corp. 2020 Incentive Compensation Plan established to be effective after the closing of the Business Combination.	Issuer
For	For
4. The Stockholder Adjournment Proposal - a proposal to authorize the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and voting of proxies if, based on the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Business Combination Proposal or Public Stockholders have elected to redeem an amount of Haymaker Class A Common Stock such that the minimum available cash condition to the closing of the Business Combination would not be satisfied.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Crescent Capital BDC	12/17/2020	225655109	CCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For
1. To approve the new advisory agreement between the Corporation and Crescent Capital Advisors, LLV, the Corporations's current IA (the"Advisor"), to take effect upon the consummation of the acquistion of a controlling stake in Crescent Capital Group, LP (the Advisor's parent company) by Sun Life Financial, Inc.
Issuer
Mirror vote	For	2. To transact such other business as may properly come before the Special Meeting and any adjournment thereof.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Barings BDC, INC.	12/23/2020	06759L103	BBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve the issuance of shares of Barings BDC, Inc. common Stock, $0.001 par value per share ("Barings BDC Common Stock"), pursuant to the Agreement and plan of Merger, dated as of August 10, 2020, by and among Barings BDC, Mustang Acqisition Sub, Inc., MVC Capital, inc. and Barings LLC ("Merger Agreement")
Issuer
For	For	2. To approve the issuance of shares of Barings BDC Common Stock pursuant to the Merger Agreement at a price below its then current NAV per share, if applicable.	Issuer
For	For	3. To approve an amended and restated investment advisory agreement between Barings BDC and Barings LLC.	Issuer
For	For
4. To approve the adjournment of the Barrings BDC special meeting, if necessary or appropriate, to solicit additional proxies in the event that there are insufficient votes at the time of the Barings BDC special meeting to approve Proposal 1, Proposal2 or Proposal 3.
Issuier

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Senior Income Trust	1/7/2021	27826S103	EVF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Against	Against	1. Proposal to consider and approve a new IA agreement with Eaton Vance Management.	Shareholder
Against	Against
2. To authorize the Proxyholdrs to decline to attend the Special meetong if they believe that Proposal no. 1 is less likely to be approved if your shares are not represented at the Special Meeting (by making it more difficult for more than 50% of the O/S to be present in person or by proxy) than if they are represented at the Special Meeting.
Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
PGIM Global High Yield Fund	3/9/2021	69346J06	GHY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Election of Directors	Issuer
01. Scott E. Benjamin
02. Linda W. Bynoe
03. Laurie Simon Hodrick

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Float-Rate Inc Plus	2/26/2021	278284104	EFF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	Against	1. Proposal to consider and approve a new investment advisory agreement with Eaton Vance Management.	Shareholder
Mirror Vote	Against
2. To authorize the Proxyholdrs to decline to attend the Special meetong if they believe that Proposal no. 1 is less likely to be approved if your shares are not represented at the Special Meeting (by making it more difficult for more than 50% of the O/S to be present in person or by proxy) than if they are represented at the Special Meeting.
Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
New America High Income Fund	4/22/2021	641876800	HYB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Joseph L. Bower
Election of Director: Stuart A. McFarland
Election of Director: Marguerite Piret
Election of Director: Oleg M. Pohotsky
Election of Director: Ellen E. Terry

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Floating Rate Income Fund	4/6/2021	67072T108	JFR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.A Election of Directors	Issuer
01 Jack B. Evans
02 Matthew Thorton III

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Short Duration Credit Opp FS	4/6/2021	67074X107	JSD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.A Election of Directors	Issuer
01 Jack B. Evans
02 Matthew Thorton III

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Floating Rate Income Opp FD	4/6/2021	6706EN100	JRO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.A Election of Directors	Issuer
01 Jack B. Evans
02 Matthew Thorton III

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Phenixfin	4/8/2021	71742W103	PFX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors	Issuer
Election of Director: David Lorber
Election of Director: Howard Amster
Mirror vote	For	2. To ratify the appointment of Ernst & Young LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2021.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Barings BDC, INC.	5/20/2021	06759L103	BBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote???	For	1A.	Issuer
Election of Class III Director to serve until the 2024 Annual Meeting: David Mihalick
1B.
Election of Class III Director to serve until the 2024 Annual Meeting: Thomas W. Okel
1C.
Election of Class III Director to serve until the 2024 Annual Meeting: Jill Olmstead
Mirror Vote???	For
2. To authorize the Company, with subsequent approval of its Board of Directors, to issue and sell shares of its common stock at a price below its then current net asset value per share in one or more offerings, subject to certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then outstanding common stock immediately prior to each such offering).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
BrandywineGlobal Global Income Opp	4/9/2021	10537L104	BWG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1	Issuer
Election of Class III Director to serve until the 2024 Annual Meeting of Stockholders: Robert D. Agdern
1.2
Election of Class III Director to serve until the 2024 Annual Meeting of Stockholders: Eileen A. Kamerick
Mirror vote		2. To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent registered public accountants for the fiscal year ending October 31, 2021.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital Corp II	5/21/2021	35952V303	FSKR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For
1. To approve the merger of FS KKR Capital Corp. II ("FSKR") and Rocky Merger Sub, Inc. ("Merger Sub"), a wholly owned subsidiary of FS KKR Capital Corp. ("FSK"), pursuant to the Agreement and Plan of Merger, dated as of November 23, 2020 (the "Merger Agreement"), by and among FSK, FSKR, Merger Sub and FS/KKR Advisor, LLC and the other transactions contemplated by the Merger Agreement.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Crescent Capital BDC	5/11/2021	225655109	CCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A. Election of Class III Director to serve for a three-year term expiring at the 2024 Annual Meeting: Stephen F. Strandberg	Issuer
Mirror vote	For	1B. Election of Class III Director to serve for a three-year term expiring at the 2024 Annual Meeting: Christopher G. Wright	Issuer
Mirror vote	For	2. To ratify the selection of Ernst & Young LLP ("E&Y") as the Corporation's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Eaton Vance Float-Rate Inc Plus	5/14/2021	278284104	EFF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. To approve the liquidation and termination of the Fund pursuant to the Plan of Liquidation and Termination adopted by the Board of Trustees of the Fund.	Issuer
Mirror Vote	For	2. Vote Board of Directors:
Election of Director: William H. Park
Election of Director: Keith Quinton
		Election of Director: Susan J. Sutherland	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Apollo Tactical Income FD	5/19/2021	037638103	AIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Barry Cohen
Election of Director: Elliot Stein, Jr.

Mirror vote	For	2. To transact such other business as may properly come before the Annual Meetings or any adjournments or postponements thereof.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Xai Octagon Fr & Alt Inc Term Tr - Pref	5/18/2021	98400T205	XFLT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A. Election of Class I Trustee of the Trust, to be elected by common shares and preferred shares voting as a single class, to serve until the 2024 annual meeting: Theodore J. Brombach	Issuer
Mirror vote	For	1B. Election of Class I Trustee of the Trust, to be elected by preferred shares voting as a separate class, to serve until the 2024 annual meeting: Danielle Cupps	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Voya Prime Rate Trust	5/21/2021	92913A100	PPR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1.To approve the New Investment Management Agreement between the Fund and Saba Capital Management, L.P. in connection with the Adviser Transition as defined in the Proxy Statement.	Issuer
For	For	2. To remove the Fund's fundamental investment restriction relating to investing in warrants.	Issuer
For	For	3. To remove the Fund's fundamental investment restriction relating to purchasing or selling equity securities, engaging in short-selling and the use of certain option arrangements.	Issuer
For	For	4. To remove the Fund's fundamental investment restriction relating to investing in other investment companies.	Issuer
For	For	5. To approve changing the Fund's sub-classification under the Investment Company Act of 1940 from "diversified" to "non-diversified."	Issuer
For	For	6. To approve a change of the investment objective and to make the investment objective non-fundamental.	Issuer
For	For	7. To approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Portman Ridge Finance Corp	6/7/2021	73688F102	PTMN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To elect 3 Directors(Alexander Duka,Ted Goldthorpe,Christipher Lacovara	Issuer
For	For	2. To ratify Deloitte & Touche LLP as The Independent Registered Public Accountant for 2021	Issuer
For	For	3. To amend the certificate of incorporation to effect a reverse stock split within the rance of 1-5 to 1-15	Issuer
For	For	4. To amend the certificate of incorporation to decrease the number of authorized shares by one half of the reverse stock split ratio.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Harvest Capital Credit Corp	6/7/2021	41753F109	HCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To Approve the Merger of HCAP into Portman Ridge Finance Corp.	Issuer
For	For	2. To approve the adjournment of the Special Meeting	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Strategic	6/11/2021	65340TG304
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	Election Class III Trustee: John Honis	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Apollo Sr Floating Rate FD	5/19/2021	37636107	AFT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Barry Cohen
Election of Director: Elliot Stein, Jr.
Mirror Vote	For	2. To transact such other business as may properly come before the Annual Meetings or any adjournments or postponements thereof.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
MS Emerging Markets Debt Fund	6/24/2021	61744H105	MSD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Patricia Maleski# Election of Director: Nancy C. Everett* Election of Director: Michael F. Klein* Election of Director: W. Allen Reed*
NOTE: #Class I Director. *Class II Director

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Apollo Sr Floating Rate FD	6/28/2021	037636107	AFT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
A. The reorganization of AFT into Apollo Tactical Income Fund Inc. ("AIF") (the "Reorganization"), including the transfer of all of the assets of AFT to AIF, the deregistration of AFT as an investment company pursuant to the Investment Company Act of 1940, as amended, and the dissolution of AFT under Maryland law.
Issuer
Mirror Vote	For	B. In the event that the proposed Reorganization fails to obtain the necessary stockholder votes, the amendment of AFT's fundamental investment restriction with respect to making loans.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2020 - June 2021

Company Name	Meeting Date	CUSIP	Ticker
Apollo Tactical Income FD	6/28/2021	037638103	AIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	A. The issuance of additional shares of AIF common stock in connection with the reorganization of Apollo Senior Floating Rate Fund Inc. into AIF.	Issuer
Mirror vote	For	B. The amendment of AIF's fundamental investment restriction with respect to making loans.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  High Income Securities Fund

By (Signature and Title)*   /s/ Andrew Dakos
Andrew Dakos, President

Date            8/26/2021
* Print the name and title of each signing officer under his or her signature.